INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

	Year ended December 31,
	2025	2024	2023

Domestic	$(3,630)	$133,707	$25,408
Foreign	4,719	18,218	12,431

Income before taxes on income	$1,089	$151,925	$37,839

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2025	2024
Deferred tax assets:

Net operating loss carryforward and credits	$5,979	$6,574
Operating lease liabilities	50,650	46,203
Research and development expenses carryforward	10,486	8,479
Share-based compensation	65,199	55,301
Accrued employees costs	5,589	4,780
Other	6,866	2,041

Deferred tax assets	144,769	123,378

Valuation allowance	—	(72,814)

Deferred tax liabilities:

Unrealized gains on marketable and other equity securities	1,472	766
Property and equipment	1,232	941
Operating lease ROU assets	45,181	46,897
Acquired intangible assets	2,023	2,154
Other	4,235	1,771

Deferred tax liabilities	$54,143	$52,529

Deferred tax assets (liabilities), net	$90,626	$(1,965)

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term assets	$94,549	$—
Long-term liabilities	$3,923	$1,965

Schedule of Components of Income Tax Expense (Benefit)	Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current:
Domestic	$38,198	$5,710	$6,557
Foreign	7,994	6,940	4,164
Total current tax expense (benefit)	46,192	12,650	10,721

Deferred:
Domestic	(92,878)	953	(6,019)
Foreign	(4,361)	—	—
Total deferred tax expense (benefit)	(97,239)	953	(6,019)

Total tax expense (income)	$(51,047)	$13,603	$4,702

Schedule of Effective Income Tax Rate Reconciliation
The following table presents a reconciliation of the Company’s theoretical income tax expense (benefit) to its actual income tax expense (benefit) for the year ended December 31, 2025, in accordance with the guidance in ASU 2023-09:

	Year ended December 31, 2025
	Amount	Percent

Statutory income tax	250	23%

Foreign tax effects
United States
Statutory tax rate differences	237	22%
Changes in valuation allowance	(1,643)	(151)%
Other	1,323	122%
Brazil
Statutory tax rate differences	250	23%
Withholding tax	929	85%
PIS and COFINS tax credits	(1,242)	(114)%
Earnings remittance tax	969	89%
Other	608	56%
Other foreign jurisdictions	(700)	(64)%
Effect of cross-border tax laws	217	20%
Tax credits
Foreign tax credit	(6,960)	(639)%
Other	(1,118)	(103)%
Changes in valuation allowance	(69,277)	(6,364)%
Non-taxable or non-deductible items
Non-deductible expenses related to business combinations	12,128	1,114%
Share-based compensation	7,758	713%
Other	715	66%
Changes in unrecognized tax benefits	8,905	818%
Other adjustments
Preferred enterprise benefits	326	30%
Other	(4,722)	(434)%

Income tax benefit	$(51,047)	(4690)%
The following table presents a reconciliation of the Company’s theoretical income tax expense (benefit) to its actual income tax expense (benefit) for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09:

	Year ended December 31,
	2024	2023

Income before taxes on income	$151,925	$37,839

Statutory tax rate	23%	23%

Theoretical income tax expense	34,943	8,703

Change in valuation allowance	(18,717)	9,273
Share-based compensation	(740)	1,236
Non-deductible expenses and other permanent differences	2,146	(8,265)
Effect of subsidiaries with different tax rates	2,597	4,597
Preferred enterprise benefits	(14,881)	(7,709)
Income taxes related to prior years	1,336	(1,001)
Uncertain tax positions	6,068	(1,587)
Other	851	(545)

Income tax expense	$13,603	$4,702

Schedule of Unrecognized Tax Benefits Roll Forward

	Year ended December 31,
	2025	2024	2023

Opening balance	$6,424	$1,802	$3,338
Additions based on tax positions related to prior year	2,331	1,764	—
Additions based on tax positions related to current year	32,078	2,858	886
Decreases based on tax positions related to prior year	—	—	(2,422)

Closing balance	$40,833	$6,424	$1,802

As of December 31, 2025 and 2024, the closing balance of unrecognized tax benefits is included in other long-term liabilities on the consolidated balance sheet. The Company did not have material accrued interest or penalties related to unrecognized tax benefits for any of the periods presented.

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table presents cash paid for income taxes, net of refunds received, for the year ended December 31, 2025, pursuant to the disclosure requirements of ASU 2023-09:

Year ended
December 31, 2025

Domestic	$1,322
Foreign
United States	832
Brazil	367
Lithuania	252
Poland	309
Ireland	198
Other	275

Cash paid for income taxes, net of refunds received	$3,555

Cash paid for income taxes, net of refunds, during the years ended December 31, 2024 and 2023 was $11,326 and $12,410, respectively.